Commitments and Contingencies (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
2015	$ 11.5
2016	9.5
2017	9.0
2018	8.1
2019	6.2
Thereafter	35.2
Future minimum obligations	79.5
Rental expense under operating leases	$ 17.0	$ 17.0	$ 13.0